Organization and Principal Activities (Details)						6 Months Ended
	Nov. 19, 2025 USD ($) shares	Oct. 17, 2025 USD ($) $ / shares shares	Jun. 21, 2024 USD ($)	Jun. 21, 2024 HKD ($)	Jun. 21, 2024 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Organization and Principal Activities [Line tems]
Incorporation date						May 31, 2024
Aggregate gross proceeds						$ 5,799,600
IPO [Member]
Organization and Principal Activities [Line tems]
Number of ordinary shares | shares		1,400,000
Shares price per ordinary shares | $ / shares		$ 4
Aggregate gross proceeds		$ 5,600,000				$ 5,600,000
Over-Allotment Option [Member]
Organization and Principal Activities [Line tems]
Shares issued | shares		210,000
Sale of additional shares | shares	49,900
Cash consideration	$ 199,600
Mr. Hau [Member]
Organization and Principal Activities [Line tems]
Cash considerations			$ 2,048,695
Accolade Consultants Limited [Member]
Organization and Principal Activities [Line tems]
Cash considerations				$ 8,768,765.34
Accolade Corporate Services Limited [Member]
Organization and Principal Activities [Line tems]
Cash considerations				$ 6,531,673.28
Accolade IP (SG) Pte. Ltd [Member]
Organization and Principal Activities [Line tems]
Cash considerations					$ 121,954.42